Taxation	3 Months Ended
Mar. 31, 2026
Taxation [Abstract]
TAXATION
15.	TAXATION

Cayman Islands

Under the current laws of the Cayman Islands, the Group is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

According to Tax (Amendment) (No. 3) Ordinance 2018 published by Hong Kong government, form April 1, 2018, under the two-tiered profits tax rates regime, the profits tax rate for the first HKD 2 million of assessable profits will be lowered to 8.25% (half of the rate specified in Schedule 8 to the Inland Revenue Ordinance (IRO)) for corporations. China Auto Market was not subject to Hong Kong profit tax for any period presented as it did not have assessable profit during the periods presented.

PRC

Generally, the Group’s subsidiaries, which are considered PRC resident enterprises under PRC tax law, are subject to enterprise income tax (“EIT”) on their worldwide taxable income as determined under PRC tax laws and accounting standards at a rate of 25%. The PRC EIT Law grants preferential tax treatment to qualified High and New Technology Enterprises (“HNTEs”), which are entitled to a reduced EIT rate of 15%, subject to the requirement that they renew their HNTE qualification every three years. The Group’s subsidiaries, Shengda Automobile and Shanghai Chengle Network Technology Co., Ltd., were approved as HNTEs and are entitled to a reduced EIT rate of 15% since November 2018 and renewed their HNTE certificates in December 2021 and December 2024. The certificates are valid for three years.

According to Taxation [2022] No. 13, which was effective from January 1, 2022 to December 31, 2024, a small-scale and low-profit enterprise receives a tax preference including a preferential tax rate of 5% on its taxable income between RMB1 million and RMB3 million. According to Taxation [2023] No. 06, which was effective from January 1, 2023 to December 31, 2024, a small-scale and low-profit enterprise receives a tax preference including a preferential tax rate of 5% on its taxable income below RMB1 million. According to Taxation [2023] No. 12, which was effective from January 1, 2023 to December 31, 2027, a small-scale and low-profit enterprise receives a tax preference including a preferential tax rate of 5% on its taxable income below RMB3 million.

The income tax benefit consisted of the following components:

	For the three months ended March 31,
	2025	2026
	(Unaudited)	(Unaudited)
Current income tax expense	$58	$119
Deferred income tax (benefit)/expense	(142)	329
Total income tax (benefit)/expense	$(84)	$448

A reconciliation between the Group’s actual benefit for income taxes and the provision at the PRC, mainland statutory rate, is as follows:

	For the three months ended March 31,
	2025	2026
	(Unaudited)	(Unaudited)
(Loss)/Income before income tax expense	$(3,731)	$2,008
Computed income tax benefit with statutory tax rate	(932)	502
Additional deduction for research and development expenses	(95)	(158)
Tax effect of preferred tax rate	254	(646)
Tax effect of favorable tax rates on small-scale and low-profit entities	140	(36)
Tax effect of non-deductible items	26	21
Changes in valuation allowance	523	765
Income tax (benefit)/expense	$(84)	$448

As of December 31, 2025 and March 31, 2026, the significant components of the deferred tax assets are summarized below:

	As of December 31,	As of March 31,
	2025	2026
	(Audited)	(Unaudited)
Deferred tax assets:
Temporary difference in accounts receivable recognition	$5,815	$5,894
Temporary difference in research and development costs	2,995	3,033
Accrued expense	408	414
Net operating loss carried forward	11,961	12,896
Share-based compensation	538	546
Allowance for credit losses	4,033	3,754
Total deferred tax assets	25,750	26,537
Valuation allowance	(13,803)	(14,756)
Deferred tax assets, net of valuation allowance	$11,947	$11,781

Changes in valuation allowance are as follows:

	As of December 31,	As of March 31,
	2025	2026
	(Audited)	(Unaudited)
Balance at the beginning of the period	$13,840	$13,803
(Reversals)/Additions	(642)	763
Foreign currency translation adjustments	605	190
Balance at the end of the period	$13,803	$14,756

As of December 31, 2025 and March 31, 2026, the Group had net operating loss carryforwards of approximately $49,376 and $50,916, respectively, which arose from the Group’s subsidiaries in the PRC. As of December 31, 2025 and March 31, 2026, the Group had net operating loss carryforwards of approximately $87,396 and $82,378, respectively, which arose from the Parent Company and the Group’s non-PRC subsidiaries. As of December 31, 2025 and March 31, 2026, deferred tax assets from the net operating loss carryforwards amounted to $11,961 and $12,896, respectively, and the Group has recorded valuation allowances of $13,803 and $14,756 as of December 31, 2025 and March 31, 2026, respectively. Full valuation allowances have been provided where, based on all available evidence, management determined that deferred tax assets are not more likely than not to be realizable in future tax years.

As of March 31, 2026, net operating loss carryforwards will expire, if unused, in the following amounts:

2026	$4,679
2027	17,419
2028	14,836
2029	6,920
2030	7,062
2031	3,597
Indefinite	82,378
Total	$136,891